Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Short-Term Debt

($ in millions) At December 31:	2019	2018
Commercial paper	$304	$2,995
Short-term loans	971	161
Long-term debt—current maturities	7,522	7,051
Total	$8,797	$10,207

Long-Term Debt

($ in millions)
At December 31:	Maturities	2019	2018*
U.S. dollar debt (weighted-average interest rate at December 31, 2019):**
3.0%	2019	$—	$5,465
2.3%	2020	4,326	4,344
2.5%	2021	8,498	5,529
2.6%	2022	6,289	3,529
3.3%	2023	2,388	2,428
3.3%	2024	5,045	2,037
6.7%	2025	636	600
3.3%	2026	4,350	1,350
4.7%	2027	969	969
6.5%	2028	313	313
3.5%	2029	3,250	—
5.9%	2032	600	600
8.0%	2038	83	83
4.5%	2039	2,745	745
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	—
7.1%	2096	316	316
		$44,594	$30,091
Other currencies (weighted-average interest rate at December 31, 2019, in parentheses):**
Euro (1.3%)	2020–2031	$14,306	$10,011
Pound sterling (2.7%)	2020–2022	1,390	1,338
Japanese yen (0.3%)	2022–2026	1,339	1,325
Other (6.1%)	2020–2022	375	390
		$62,003	$43,155
Finance lease obligations (2.0%)	2020–2030	204	41
		$62,207	$43,196
Less: net unamortized discount		881	802
Less: net unamortized debt issuance costs		142	76
Add: fair value adjustment+		440	337
		$61,624	$42,656
Less: current maturities		7,522	7,051
Total		$54,102	$35,605

*   Reclassified to conform to 2019 presentation.

** Includes notes, debentures, bank loans and secured borrowings.

+  The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

	2019		2018
($ in millions)		Weighted-Average		Weighted-Average
For the year ended December 31:	Amount	Interest Rate	Amount	Interest Rate
Fixed-rate debt	$52,169	2.9%	$28,770	2.7%
Floating-rate debt*	9,455	2.2%	13,886	3.0%
Total	$61,624		$42,656

Pre-swap annual contractual obligations of long-term debt outstanding

Pre-swap annual contractual obligations of long-term debt outstanding at December 31, 2019, are as follows:

($ in millions)	Total
2020	$7,526
2021	9,826
2022	7,175
2023	5,374
2024	6,305
Thereafter	26,000
Total	$62,207

Interest on Debt

($ in millions) For the year ended December 31:	2019	2018	2017
Cost of financing	$608	$757	$658
Interest expense	1,344	723	615
Interest capitalized	5	3	5
Total interest paid and accrued	$1,957	$1,482	$1,278